Equity Investments (Tables)	12 Months Ended
Dec. 31, 2022
Equity Investments
Schedule of Equity Investments

€ millions	2022			2021
	Current	Non-Current	Total	Current	Non-Current	Total
Equity securities	0	5,138	5,138	0	5,799	5,799
Investments in associates	0	151	151	0	155	155
Equity investments	0	5,289	5,289	0	5,954	5,954
/ Other financial assets	853	5,626	6,479	2,758	6,275	9,033
Equity investments as % of / Other financial assets	0	94	82	0	95	66

Schedule of the carrying amount and share of profit of associates

€ millions	2022	2021
Carrying amount of interest in associates	151	155
Share of profit and losses from continuing operations	-4	-9

Schedule of financial commitments in venture capital funds

€ millions	2022	2021
Committed investments in venture capital funds	303	255

Schedule of financial commitments maturities in venture capital funds

€ millions	12/31/2022
Investments in Venture
Capital Funds
Due 2023	303
Total	303